ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2017
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
18.
ACCRUED EXPENSES AND OTHER LIABILITIES

The components of accrued expenses and other liabilities are as follows:

	As at December 31,
	2016	2017	2017
	RMB	RMB	US$
Accrued expenses	30,862	24,537	3,770
Salaries and welfare payable	7,590	8,183	1,258
Business and other taxes payable	5,730	12,253	1,883
Secured borrowing, current (note 19)	79,613	85,106	13,081
MD Anderson consulting fee payable	2,794	13,642	2,097
Acquisition payable for investment in ProMed	13,182	116,922	17,971
Consideration advance from JWYK (note 14)	12,999	12,453	1,914
Advance from customers	2,410	2,095	322
Deferred revenue, current	214	3	—
Other accruals	122,004	110,725	17,017

	277,398	385,919	59,313